COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6 — COMMITMENTS:

a.	Royalty Commitments:

1)
The Company is obligated to pay royalties to the IIA on proceeds from the sale of products developed from research and development activities that were funded, partially, by grants from the IIA.

Under the specific terms of the funding arrangements with the IIA, royalties of 3.5% to 25% are payable on the sale of products developed with funding received from the IIA, which payments shall not exceed, in the aggregate, 300% of the amount of the grant received (dollar linked), plus interest at annual rate based on LIBOR.

Up to December 31, 2018, the Company had recognized and received grants from the IIA in the amount of $1,431. Through December 31, 2018, the Company recorded an accumulated royalty expense of $2,029 as royalties to the IIA with respect to revenue recognized until 2018 ($32 were recorded in 2018 as an expense).

The Company did not receive any grants from the IIA for the years ended December 31, 2016, 2017 and 2018.

2)
The Company has an agreement, that was amended several times (hereafter — the agreements) with Yissum Research Development Company (hereafter — “Yissum”), the technology-licensing arm of the Hebrew University of Jerusalem.

According to the agreements, the Company received from Yissum an exclusive and a non-exclusive license for the commercialization of certain Yissum patents. According to the agreements the Company shall pay Yissum:

i.	Royalties of 1.5% of net sales related to certain patents.

ii.	1.5% – 8% of proceeds received by the Company for the sub-license or license of certain patents.

According to the agreements, the Company may continue commercial use of certain Yissum’s patents in connection with the products and subject to the obligation to pay Yissum the royalties and the sub-license fees.

The Company granted rights to a third party for use and commercialization of certain Yissum patents.

e.	Lease Agreements

The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and expire in December 2020.

The annual lease expenses for the years ended December 31, 2016, 2017 and 2018 were approximately $316, $464 and $477, respectively.

As of December 31, 2018, future minimum lease commitments under these operating lease agreements are as follows:

Year	Amount
2019	477
2020	477
Total	$954

As security for its obligation under the lease agreements the Company deposited $112 which are classified as restricted long-term deposits.

f.	Vehicle Lease Agreements

The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. The annual lease expenses for the years ended December 31, 2016, 2017 and 2018 were $156, $187 and $226, respectively.

The expected annual lease payments under this agreement for the next three years are $185, $136 and $28 for the years ending December 31, 2019, 2020 and 2021, respectively.

As security for its obligation under the lease agreements the Company deposited $47.

g.
In June 2008, the Company entered into a Master Clinical Trial Services Agreement with a third party, which was later amended in April 2016, to retain its services as a clinical research organization for certain product candidate subject to task work orders to be issued by the Company. During 2018, the Company entered into six additional task orders. As consideration for its services the Company will pay a total amount of approximately $14,343 during the term of the engagement and based on achievement of certain milestones, out of which $1,803 were recognized as an expense until December 31, 2018.

h.
In April 2015, the Company entered into a development, manufacturing and commercialization agreement, as amended on October 26, 2015, with a third party, to work towards the objective of obtaining all the U.S. Food and Drug Administration (hereafter- FDA) approvals necessary for the commercialization of one of its product candidates in the U.S. Under this agreement, the third party is obligated to conduct all regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file an abbreviated new drug application (hereafter- ANDA), with the FDA and gain regulatory approval. As soon as reasonably practical after FDA approval, the third party has exclusive rights and is required to use diligent efforts to commercialize this product in the U.S., including all required sales, marketing and distributing activities associated with the agreement. The Company is entitled to 50% of the third party’s gross profits related to the sale of this product, as such term is defined in the agreement, on a quarterly basis, for a period of 20 years following the first commercial sale of this product in the U.S.

Each party is responsible for its own costs in relation to performance under the agreement. The Company will finance all out-of-pocket clinical trial expenses (including materials), and the third party will reimburse the Company for 40% of the out-of-pocket clinical trial expenses as follows (a) in case of success of obtaining the FDA approval, by financing the Company's share in the  out-of-pocket litigation expenses (and by a cash payment if such financing is less than the reimbursement owed to the Company) , or (b) in case of failure to obtain the required FDA approval for the commercialization of the product candidate, by paying back the Company an amount equal to 40% of its out-of-pocket expenses. In 2017, the Company recognized the third party's obligation as a long term receivable. As of December 31, 2018, the third party obligation is in the amount of $1,562 and classified as other receivables under the other current assets.  The total amount was paid in January 2019.

i.
In 2016 through 2018, the Company entered into six collaboration agreements with two third parties for the development, manufacturing and commercialization of six product candidates (including an agreement assumed by the Company in August 2017, following the transfer of an in-process research and development product candidate from a related party). Under these agreements, the third parties are obligated to conduct all regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file ANDA, with the FDA and gain regulatory approval. The Company is obligated for sourcing the active pharmaceutical ingredient (API) during the development phase.

Upon FDA approval, the third parties have exclusive rights and are required to use diligent efforts to commercialize this product in territories defined under the agreements, including all required sales, marketing and distributing activities associated with the agreements. The Company is entitled to 50% of the third party’s gross profits related to the sale of these products, as such term is defined in the agreements. In January 2019, one of these product candidates received final approval from the FDA. See also note 12.

j.
In October 2017, the Company entered into a Clinical Development Master Services Agreement with a third party, to retain it as clinical research organization for certain product candidate, subject to task work orders to be issued by the Company. As consideration for its services the Company will pay a total amount of approximately $12,927, during the term of the engagement and based on achievement of certain milestones, out of which $6,299 were recognized as an expense until December 31, 2018.

k.
In July 2018, the Company signed on a Master Services Agreement to receive certain clinical research services for certain product candidate subject to task work orders to be issued by the Company. As consideration for the services in the first work order the Company will pay a total amount of approximately $2,099 during the term of the engagement and based on achievement of certain milestones, $1,044 of which were recognized as an expense until December 31, 2018.